Borrowings, Other Debts and Derivative Liabilities (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands					12 Months Ended
	Nov. 24, 2025 CNY (¥)	Oct. 23, 2020 CNY (¥) shares	Oct. 23, 2020 USD ($) $ / shares shares	Mar. 31, 2020 CNY (¥)	Mar. 31, 2026 CNY (¥)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2026 USD ($)	Sep. 30, 2023 CNY (¥)	Sep. 30, 2023 USD ($)	Mar. 02, 2020
Borrowings, Other Debts and Derivative Liabilities [Line Items]
Short-term bank borrowings					¥ 16,000		¥ 9,063		$ 2,320
Collateralized short term investments
Interests
Proceeds from loans					19,000	$ 2,754	31,510	¥ 15,000
Interest expenses							5,974	¥ 5,058
Investment gain					5,900
Yoken Series A-1 Warrant [Member]
Borrowings, Other Debts and Derivative Liabilities [Line Items]
Long term borrowings interest rate												10.00%
Proceeds from loans				¥ 18,000
Interest expenses		¥ 1,400
Carrying value of the warrant							38,400
Fair value of conversion feature							5
Consideration paid					15,000
Yoken Series A-1 Preferred Shares [Member]
Borrowings, Other Debts and Derivative Liabilities [Line Items]
Debt instrument converted shares issued (in Shares) | shares		120,000	120,000
Aggregate consideration		¥ 6,000
Yoken Series A-1 Warrant [Member]
Borrowings, Other Debts and Derivative Liabilities [Line Items]
Cash consideration	¥ 28,000
Unpaid balance					13,000
Investment gain					10,400
Yoken Series A-1 Preferred Shares [Member]
Borrowings, Other Debts and Derivative Liabilities [Line Items]
Exercise price (in Dollars per share) | $ / shares			$ 7.14
Short-Term Bank [Member]
Borrowings, Other Debts and Derivative Liabilities [Line Items]
Short-term borrowing settled					5,000
Long Term Loan From Chong Li [Member]
Borrowings, Other Debts and Derivative Liabilities [Line Items]
Principal amount				128,000
Loan From Chong Li [Member]
Borrowings, Other Debts and Derivative Liabilities [Line Items]
Principal amount					95,000
Waiver investment amount (in Dollars) | $											$ 11,250
Investment loss					¥ 1,400
Superb Origin International Limited [Member]
Borrowings, Other Debts and Derivative Liabilities [Line Items]
Equity owner percentage					100.00%				100.00%
Chong Li [Member] | Long Term Loan From Chong Li [Member]
Borrowings, Other Debts and Derivative Liabilities [Line Items]
Principal amount				¥ 128,000
Debt term				5 years
Chong Li [Member] | Loan From Chong Li [Member]
Borrowings, Other Debts and Derivative Liabilities [Line Items]
Principal amount					¥ 128,000
Investor One [Member] | Yoken Series A-1 Warrant [Member]
Borrowings, Other Debts and Derivative Liabilities [Line Items]
Purchase of warrants (in Shares) | shares			360,000
Debt instrument convertible carrying value at the time of conversion		18,000	$ 2,500
Investor Two [Member] | Yoken Series A-1 Warrant [Member]
Borrowings, Other Debts and Derivative Liabilities [Line Items]
Purchase of warrants (in Shares) | shares			200,000
Debt instrument convertible carrying value at the time of conversion		¥ 10,000	$ 1,400
Extension of Loan Agreement [Member] | Chong Li [Member] | Long Term Loan From Chong Li [Member]
Borrowings, Other Debts and Derivative Liabilities [Line Items]
Repayments of other debt							¥ 10,000
Extension of Loan Agreement [Member] | Chong Li [Member] | Long Term Loan From Chong Li [Member]
Borrowings, Other Debts and Derivative Liabilities [Line Items]
Principal amount				¥ 95,000
Debt Waiver Agreement [Member]
Borrowings, Other Debts and Derivative Liabilities [Line Items]
Waivered borrowings payable										¥ 75,280
Short-Term Bank [Member]
Borrowings, Other Debts and Derivative Liabilities [Line Items]
Short term borrowings weighted average interest rate					3.30%		3.40%		3.30%